Current and Deferred Taxes	12 Months Ended
Dec. 31, 2021
Current and Deferred Taxes [Abstract]
CURRENT AND DEFERRED TAXES

NOTE 15

CURRENT AND DEFERRED TAXES

a)	Current taxes

As of December 31, 2021 and 2020, the Bank recognizes taxes payable (recoverable), which is determined based on the currently applicable tax legislation. This amount is recorded net of recoverable taxes, and is shown as follows:

	As of December 31,
	2021	2020
	MCh$	MCh$

Summary of current tax liabilities (assets)
Current tax (assets)	(121,534)	-
Current tax liabilities	-	12,977

Total tax payable (recoverable)	(121,534)	12,977

(Assets) liabilities current taxes detail (net)
Income tax, tax rate	4,434	174,205
Minus:
Provisional monthly payments	(138,515)	(157.648)
Credit for training expenses	(2,110)	(2.137)
Grant credits	-	(1.360)
Other	(14,657)	(83)
Total tax payable (recoverable)	(121,534)	12,977

b)	Effect on income

The effect of income tax expense on income for the years ended December 31, 2021, 2020 and 2019 is comprised of the following items:

	As of December 31,
	2021	2020	2019
	MCh$	MCh$	MCh$

Income tax expense
Current tax	4,434	174,205	153,424
Credits (debits) for deferred taxes
Origination and reversal of temporary differences	226,810	(28,465)	37,432
Valuation provision	-	-	-
Subtotals	231,244	145,740	190,856
Tax for rejected expenses (Article No21)	210	1,354	927
Other	(9,790)	(4,561)	(16,709)
Net charges for income tax expense	221,664	142,533	175,074

c)	Effective tax rate reconciliation

The reconciliation between the income tax rate and the effective rate applied in determining tax expenses as of December 31, 2021, 2020 and 2019, is as follows:

	For the year ended,
	2021		2020		2019
	Tax rate	Amount	Tax rate	Amount	Tax rate	Amount
	%	MCh$	%	MCh$	%	MCh$

Tax calculated over profit before tax	27.00	290,005	27.00	187,721	27.00	214,566
Price level restatement for tax purposes (1)	(7.56)	(81,235)	(6.15)	(42,730)	(6.33)	(50,297)
Single penalty tax (rejected expenses)	(0.01)	210	0.19	1,354	0.12	927
Other	0.00	12,684	(0.55)	(3,812)	1.24	9,878
Effective tax rates and expenses for income tax	19.43	221,664	20.50	142,533	22.03	175,074

(1)	Mainly corresponds to the permanent differences originated from the Own Tax Monetary Correction and the effect of the bonds received to article 104 of LIR.

d)	Effect of deferred taxes on comprehensive income

Below is a summary of the separate effect of deferred tax on other comprehensive income, showing the asset and liability balances, for the years ended December 31, 2021 and 2020:

	As of December 31,
	2021	2020
	MCh$	MCh$
Deferred tax assets
Debt instruments at FVOCI	33,489	14,907
Cash flow hedges	100,867	36,927
Total deferred tax assets recognized through other comprehensive income	134,356	51,834

Deferred tax liabilities
Debt instruments at FVOCI	(1,839)	(42,371)
Cash flow hedges	-	-
Total deferred tax liabilities recognized through other comprehensive income	(398)	(42,371)

Net deferred tax balances in equity	132,517	9,463

Deferred taxes in equity attributable to shareholders of the Bank	132,724	9,776
Deferred tax in equity attributable to non-controlling interests	(207)	(313)

e)	Effect of deferred taxes on income

As of December 31, 2021 and 2020, the Bank has recorded effects for deferred taxes in the financial statements:

	As of December 31,
	2021	2020
	MCh$	MCh$
Deferred tax assets
Interests and adjustments	9,815	8,166
Extraordinary charge-offs	12,687	17,705
Assets received in lieu of payment	2,843	1,425
Exchange rate adjustments	16,611	89
Property, plant and equipment valuation	1,545	-
Allowance for loan losses	329,028	238,670
Provision for expenses	83,174	101,321
Leased assets	107,564	89,458
Subsidiaries tax losses	12,757	7,394
Right of use assets	516	428
Total deferred tax assets	576,540	464,656
Deferred tax liabilities
Valuation of investments	(151,062)	(19,967)
Fixed assets valuation	(2,001)	(7,394)
Prepaid expenses	(18,895)	(16,691)
Valuation provision	(8,228)	(5,775)
Derivatives	(245,517)	(37,265)
Exchange rate adjustments	-	-
Other	(113)	(30)
Total deferred tax liabilities	(425,816)	(87,122)

f)	Summary of deferred tax assets and liabilities

Below is a summary of the deferred taxes impact on equity and income:

	As of December 31,
	2021	2020
	MCh$	MCh$
Deferred tax assets
Recognized through other comprehensive income	134,356	51,834
Recognized through profit or loss	576,540	464,656
Total deferred tax assets	710,896	516,490

Deferred tax liabilities
Recognized through other comprehensive income	(1,839)	(42,371)
Recognized through profit or loss	(425,816)	(87,122)
Total deferred tax liabilities	(427,655)	(129,493)